CAPITAL AND RESERVES - Authorized share capital (Details) $ / shares in Units, $ in Thousands					1 Months Ended	12 Months Ended
	Jun. 30, 2016 USD ($)	Jun. 22, 2016 USD ($)	Mar. 31, 2016 USD ($) $ / shares shares	Mar. 01, 2016 USD ($) $ / shares shares	Jul. 14, 2017 USD ($) tranche	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($)	Jul. 14, 2017 $ / shares shares	Jun. 30, 2016 $ / shares shares	Jun. 22, 2016 $ / shares shares
CAPITAL AND RESERVES
Proceeds from issuing shares						$ 3,891	$ 150,236
Share issue cost						$ 225	$ 8,389
Private placement
CAPITAL AND RESERVES
Number of offerings | tranche					2
Number of shares (In shares) | shares								329,000	11,310	437,000
Price of share (per share) | $ / shares								$ 15.20	$ 11.45	$ 11.45
Proceeds from issuing shares	$ 100	$ 3,925			$ 3,891
Share issue cost	67				225
Aggregate proceeds of combined offering	$ 4,025
Private placement | Share capital
CAPITAL AND RESERVES
Proceeds from issuing shares		3,234			3,182
Private placement | Contributed surplus
CAPITAL AND RESERVES
Proceeds from issuing shares		$ 691			$ 709
Marketed offering
CAPITAL AND RESERVES
Number of shares (In shares) | shares			3,539,755	28,384,000
Price of share (per share) | $ / shares			$ 4.58	$ 4.58
Proceeds from issuing shares			$ 16,212	$ 129,999
Share issue cost			8,322
Aggregate proceeds of combined offering			$ 146,211
Over-allotment option
CAPITAL AND RESERVES
Number of shares (In shares) | shares				2,174,000
Preferred shares
CAPITAL AND RESERVES
Shares par value | $ / shares						$ 0